Related Party Transactions - Q2 (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Free rent period			5 months		5 months
Monthly rental payments first five years			$ 60,000		$ 60,000
Initial rent period			5 years		5 years
Monthly rental payments after five years			$ 63,000		$ 63,000
Rent period after first five years			2 years		2 years
Accounts payable to related party					$ 26,000
Member of Board of Directors
Related Party Transaction [Line Items]
Legal fees	$ 249,000	$ 170,000	$ 561,000	$ 373,000	600,000	$ 800,000	$ 1,800,000
Accounts payable to related party	$ 345,000		$ 345,000		$ 190,211